Whiteman Osterman & Hanna, LLP
                              One Commerce Plaza
                             Albany, New York 12260


                                                              August 8, 2005


VIA EDGAR AND FEDERAL EXPRESS

United States Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: 	Jennifer R. Hardy, Legal Branch Chief
            Edward M. Kelly, Senior Counsel

Re: Lincoln Logs Ltd. (the "Company")
    Preliminary Proxy Statement on Schedule 14A (the "Proxy Statement") Rule 13E-3 Transaction Statement on Schedule 13E-3 (the "Transaction
        Statement")
    File Nos. 0-12172 and 5-37488

Dear Ms. Hardy and Mr. Kelly:

  This letter is in response to Ms. Hardy's letter of August 3, 2005 to Mr. Benjamin A. Shepherd commenting on the above-referenced filings, initial drafts of which were filed on March 24, 2005 and revised filings of which were filed on June 24, 2005, and July 21, 2005, in connection with, among other things, (i) a proposed reverse stock split in the Company's outstanding shares of common stock (the "Reverse Split"), (ii) a corresponding repurchase of all fractional interests created by the Reverse Split, and (iii) the subsequent deregistration of the Company's shares if the Company has less than 300 shareholders of record after the Reverse Split (collectively, the "Reverse Split Transaction").


  A Preliminary Proxy Statement and an amendment to the Transaction Statement, which reflect, among other things, changes made in response to your comments are being filed concurrently herewith. Three clean and three marked courtesy copies of each of the revised filings are also enclosed for your review.

  For your ease of review, the following is a summary of our responses to your comments. Our responses are keyed to the numbered comments in your letter.

Proxy Information, page 2

  1. You asked the Company to revise the phrase "or, if not directed, in accordance with the best judgment of the persons named in the enclosed proxy" to conform to the disclosure in the last sentence under 3 in the Company's form of proxy. The Company has revised this disclosure per your request. Please see page 2 of the Proxy Statement for such revised disclosure.

Information regarding the Company and Certain Transactions, page 34

  2. You asked the Company, by footnote or otherwise, to explain briefly why data for the year ended January 31, 2005, presented in the tables on pages 35-38 of the Proxy Statement differs from data presented under "History 2005" in exhibits to appendix C. The Company has included this explanation on page 35 of the Proxy Statement.

  3. You asked the Company to disclose as an appendix cross referenced in this section or otherwise the material business and financial assumptions made in the preparation of the 2006 projected financial statements. The Company has included these assumptions on Appendix E to the Proxy Statement. The Company has also included a cross-reference to such information on page 35 of the Proxy Statement.

Form of Proxy

  4. You asked the Company to clarify, under 3 of the form of proxy, that the Company will comply with the discretionary authority requirements specified in Rule 14a-4(c) of Regulation 14A under the Securities Exchange Act of 1934, as amended, in acting upon other matters as may properly come before the Company's annual meeting or any adjournment. The Company has included this disclosure in paragraph 3 of its form of proxy.

Pursuant to your request, also enclosed with this letter is a written statement from each of the Company and John D. Shepherd, by which each acknowledges that
(i) it or he, as the case may be, is responsible for the adequacy and accuracy of the disclosures in the filings, (ii) your comments or changes to disclosures in response to your comments do not foreclose the Securities and Exchange Commission (the "Commission") from taking any action on the filings, and (iii) it or he, as the case may be, may not assert your comments as a defense in any proceedings initiated by the Commission or any person under the United States' federal securities laws.

If you have any questions, please contact me at 518.487.7673.

                                                Very truly yours,
                                                /s/ Patricia A. Franchini
                                                Patricia A. Franchini

Enclosures
cc: John D. Shepherd
    Benjamin A. Shepherd
    Leslie M. Apple, Esq.

                     WRITTEN STATEMENT OF LINCOLN LOGS LTD.


  Lincoln Logs Ltd., a New York corporation, (the "Company") hereby submits this written statement pursuant to the request of certain members of the staff (the "Staff") of the U.S. Securities and Exchange Commission (the "Commission") as set forth in their letter dated as of August 3, 2005, to Benjamin A. Shepherd, Chief Financial Officer of the Company, which contained the Staff's comments with respect to the Company's Preliminary Proxy Statement on Schedule 14A and Amendment No. 2 to Rule 13E-3 Transaction Statement on Schedule 13E-3 (together, the "Filings"), each of which was filed by the Company (together with John D. Shepherd) on July 21, 2005 (File Nos. 0-12172 and 5-37488). The Company hereby acknowledges as follows:

  The Company is responsible for the adequacy and accuracy of the disclosures in the Filings;

  The Staff's comments or changes to disclosures in response to the Staff's comments do not foreclose the Commission from taking any action on the Filings; and

  The Company may not assert the Staff's comments as a defense in any proceedings initiated by the Commission or any person under the United States' federal securities laws.

  IN WITNESS WHEREOF, the Company has caused this instrument to be executed on its behalf on the 8th day of August, 2005.


                                        LINCOLN LOGS, LTD.

                                        /s/Benjamin A. Shepherd
                                        Benjamin A. Shepherd
                                        Chief Financial Officer and Secretary

                    WRITTEN STATEMENT OF JOHN D. SHEPHERD


  John D. Shepherd, President, Chief Executive Officer and shareholder of Lincoln Logs, Ltd. (the "Company") hereby submits this written statement pursuant to the request of certain members of the staff (the "Staff") of the U.S. Securities and Exchange Commission (the "Commission") as set forth in their letter dated as of August 3, 2005, to Benjamin A. Shepherd, Chief Financial Officer of the Company, which contained the Staff's comments with respect to the Company's Preliminary Proxy Statement on Schedule 14A and Amendment No. 2 to Rule 13E-3 Transaction Statement on Schedule 13E-3 (together, the "Filings"), each of which was filed by Mr. Shepherd (together with the Company) on July 21, 2005 (File Nos. 0-12172 and 5-37488). Mr. Shepherd hereby acknowledges as follows:

  Mr. Shepherd is responsible for the adequacy and accuracy of the disclosures in the Filings;

  The Staff's comments or changes to disclosures in response to the Staff's comments do not foreclose the Commission from taking any action on the Filings; and

  Mr. Shepherd may not assert the Staff's comments as a defense in any proceedings initiated by the Commission or any person under the United States' federal securities laws.

  IN WITNESS WHEREOF, the undersigned has executed this instrument as of the 8th day of August, 2005.


                                         /s/ John D. Shepherd
                                         John D. Shepherd